JPMorgan Small Cap Growth Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.3%
Aerospace & Defense — 1.2%
Hexcel Corp.	667	43,471
Automobile Components — 1.2%
Fox Factory Holding Corp. *	217	21,436
LCI Industries	176	20,700
		42,136
Automobiles — 0.5%
Winnebago Industries, Inc. (a)	278	16,503
Banks — 0.8%
First Financial Bankshares, Inc.	453	11,395
Pinnacle Financial Partners, Inc.	231	15,472
		26,867
Biotechnology — 11.2%
ACELYRIN, Inc. * (a)	955	9,716
Agios Pharmaceuticals, Inc. *	715	17,708
Akero Therapeutics, Inc. *	214	10,807
Alector, Inc. *	1,053	6,824
Allogene Therapeutics, Inc. * (a)	1,759	5,576
Amicus Therapeutics, Inc. *	3,833	46,612
Apellis Pharmaceuticals, Inc. * (a)	274	10,430
Arrowhead Pharmaceuticals, Inc. *	943	25,327
Atara Biotherapeutics, Inc. *	2,410	3,568
Blueprint Medicines Corp. *	618	31,023
Coherus Biosciences, Inc. * (a)	2,392	8,944
Halozyme Therapeutics, Inc. *	1,176	44,917
Heron Therapeutics, Inc. * (a)	3,872	3,988
Natera, Inc. *	786	34,767
PMV Pharmaceuticals, Inc. *	1,210	7,428
REGENXBIO, Inc. *	1,149	18,910
Relay Therapeutics, Inc. * (a)	1,330	11,186
REVOLUTION Medicines, Inc. *	1,400	38,754
Sage Therapeutics, Inc. * (a)	619	12,747
Twist Bioscience Corp. *	1,413	28,631
Vaxcyte, Inc. *	157	8,022
Verve Therapeutics, Inc. * (a)	764	10,127
		396,012
Broadline Retail — 1.0%
Global-e Online Ltd. (Israel) * (a)	901	35,787
Building Products — 3.7%
AAON, Inc.	695	39,491
Advanced Drainage Systems, Inc.	285	32,467
Simpson Manufacturing Co., Inc.	400	59,960
		131,918

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — 1.3%
Evercore, Inc., Class A	245	33,777
Hamilton Lane, Inc., Class A	132	11,978
		45,755
Commercial Services & Supplies — 3.9%
ACV Auctions, Inc., Class A *	2,369	35,970
Casella Waste Systems, Inc., Class A *	639	48,759
MSA Safety, Inc.	335	52,763
		137,492
Communications Equipment — 0.4%
Ciena Corp. *	321	15,171
Construction & Engineering — 2.4%
EMCOR Group, Inc.	177	37,209
MasTec, Inc. *	257	18,511
Valmont Industries, Inc.	126	30,207
		85,927
Consumer Staples Distribution & Retail — 2.0%
Chefs' Warehouse, Inc. (The) *	757	16,032
Grocery Outlet Holding Corp. *	1,039	29,969
Performance Food Group Co. *	417	24,564
		70,565
Diversified Consumer Services — 0.8%
Bright Horizons Family Solutions, Inc. *	340	27,655
Electrical Equipment — 3.2%
Bloom Energy Corp., Class A * (a)	2,197	29,129
NEXTracker, Inc., Class A *	817	32,802
Shoals Technologies Group, Inc., Class A *	1,806	32,959
Vicor Corp. *	294	17,332
		112,222
Electronic Equipment, Instruments & Components — 0.7%
Littelfuse, Inc.	102	25,156
Energy Equipment & Services — 3.2%
Cactus, Inc., Class A	1,212	60,829
TechnipFMC plc (United Kingdom)	2,641	53,727
		114,556
Financial Services — 2.1%
Flywire Corp. *	748	23,857
Remitly Global, Inc. *	2,073	52,285
		76,142
Food Products — 1.1%
Freshpet, Inc. * (a)	598	39,374
Ground Transportation — 0.9%
Saia, Inc. *	81	32,298

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — 4.2%
CONMED Corp.	175	17,635
Establishment Labs Holdings, Inc. (Costa Rica) * (a)	318	15,590
Inari Medical, Inc. *	557	36,438
iRhythm Technologies, Inc. *	445	41,969
Outset Medical, Inc. *	1,731	18,831
Shockwave Medical, Inc. *	94	18,758
		149,221
Health Care Providers & Services — 1.5%
Acadia Healthcare Co., Inc. *	391	27,482
Accolade, Inc. *	2,379	25,174
		52,656
Health Care Technology — 1.6%
Evolent Health, Inc., Class A *	2,040	55,558
Hotels, Restaurants & Leisure — 5.4%
Boyd Gaming Corp.	688	41,849
Cava Group, Inc. * (a)	218	6,687
Life Time Group Holdings, Inc. * (a)	1,672	25,432
Marriott Vacations Worldwide Corp.	179	18,043
Papa John's International, Inc. (a)	402	27,401
Planet Fitness, Inc., Class A *	361	17,727
Six Flags Entertainment Corp. *	956	22,469
Texas Roadhouse, Inc.	339	32,577
		192,185
Household Durables — 1.2%
Helen of Troy Ltd. *	152	17,687
Sonos, Inc. *	1,877	24,233
		41,920
Industrial REITs — 1.0%
Terreno Realty Corp.	644	36,576
IT Services — 1.0%
DigitalOcean Holdings, Inc. * (a)	592	14,230
Globant SA *	100	19,712
		33,942
Life Sciences Tools & Services — 0.0% ^
Personalis, Inc. *	1,542	1,866
Machinery — 3.3%
Chart Industries, Inc. * (a)	222	37,547
ITT, Inc.	500	48,937
John Bean Technologies Corp.	297	31,213
		117,697
Oil, Gas & Consumable Fuels — 2.2%
Chord Energy Corp.	100	16,141

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Matador Resources Co.	760	45,213
SM Energy Co.	399	15,842
		77,196
Personal Care Products — 1.0%
elf Beauty, Inc. *	310	34,047
Pharmaceuticals — 1.9%
Arvinas, Inc. *	691	13,572
Intra-Cellular Therapies, Inc. *	700	36,473
Revance Therapeutics, Inc. *	1,660	19,032
		69,077
Professional Services — 2.9%
ExlService Holdings, Inc. *	1,155	32,397
KBR, Inc.	923	54,408
Paycor HCM, Inc. * (a)	650	14,835
		101,640
Semiconductors & Semiconductor Equipment — 4.7%
Allegro MicroSystems, Inc. (Japan) *	729	23,284
Axcelis Technologies, Inc. *	106	17,306
Credo Technology Group Holding Ltd. *	1,478	22,541
MKS Instruments, Inc.	221	19,147
Onto Innovation, Inc. *	127	16,173
Power Integrations, Inc.	288	21,988
Rambus, Inc. *	806	44,962
		165,401
Software — 13.6%
BlackLine, Inc. *	504	27,963
Box, Inc., Class A *	1,570	38,017
Clear Secure, Inc., Class A (a)	1,028	19,573
Confluent, Inc., Class A *	1,298	38,443
CyberArk Software Ltd. *	314	51,367
Elastic NV *	357	28,960
Envestnet, Inc. *	553	24,359
Everbridge, Inc. *	59	1,316
Five9, Inc. *	453	29,152
Gitlab, Inc., Class A *	268	12,105
HashiCorp, Inc., Class A *	1,323	30,191
JFrog Ltd. (Israel) *	812	20,595
Klaviyo, Inc., Class A * (a)	525	18,109
PowerSchool Holdings, Inc., Class A * (a)	709	16,075
SentinelOne, Inc., Class A * (a)	1,746	29,441
Smartsheet, Inc., Class A *	854	34,566
Vertex, Inc., Class A *	1,351	31,205
Workiva, Inc. *	292	29,618
		481,055

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialized REITs — 0.6%
CubeSmart	551	21,028
Specialty Retail — 2.6%
Burlington Stores, Inc. *	115	15,607
Floor & Decor Holdings, Inc., Class A * (a)	291	26,330
Lithia Motors, Inc., Class A	130	38,256
Petco Health & Wellness Co., Inc. * (a)	3,116	12,745
		92,938
Technology Hardware, Storage & Peripherals — 2.4%
Super Micro Computer, Inc. * (a)	307	84,229
Trading Companies & Distributors — 6.6%
Air Lease Corp.	743	29,291
Applied Industrial Technologies, Inc.	502	77,519
FTAI Aviation Ltd.	508	18,057
Rush Enterprises, Inc., Class A	837	34,182
SiteOne Landscape Supply, Inc. *	181	29,624
WESCO International, Inc.	301	43,340
		232,013
Total Common Stocks (Cost $3,291,131)		3,515,252
Short-Term Investments — 4.9%
Investment Companies — 0.8%
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (b) (c) (Cost $27,797)	27,791	27,799
Investment of Cash Collateral from Securities Loaned — 4.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (b) (c)	129,012	129,038
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (b) (c)	16,645	16,645
Total Investment of Cash Collateral from Securities Loaned (Cost $145,683)		145,683
Total Short-Term Investments (Cost $173,480)		173,482
Total Investments — 104.2% (Cost $3,464,611)		3,688,734
Liabilities in Excess of Other Assets — (4.2)%		(148,666)
NET ASSETS — 100.0%		3,540,068

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2023. The total value of securities on loan at September 30, 2023 is $141,948.

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2023.

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,688,734	$—	$—	$3,688,734

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b)	$62,312	$227,453	$261,969	$2	$1	$27,799	27,791	$454	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	236,014	158,000	265,000	11	13	129,038	129,012	2,675	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	50,951	129,443	163,749	—	—	16,645	16,645	349	—
Total	$349,277	$514,896	$690,718	$13	$14	$173,482		$3,478	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.